Commitments and Contingencies - Summarized minimum lease payments and sublease receipts under lease agreements (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ended December 31, 2018	$ 748
Year ended December 31, 2019	777
Year ended December 31, 2020	201
Total	1,726
Year ended December 31, 2018	(187)
Year ended December 31, 2019	(194)
Year ended December 31, 2020	(50)
Total	(431)
Year ended December 31, 2018	561
Year ended December 31, 2019	583
Year ended December 31, 2020	151
Total	$ 1,295